Derivative Financial Instruments - Summary of Activity in Other Comprehensive Income Related to Derivative Instruments Classified as Cash Flow Hedges and as a Net Investment Hedge (Details) - USD ($)
$ in Millions
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income Derivatives Qualifying as Hedges, Net of Tax [Roll Forward]
Accumulated loss included in other comprehensive income (loss) at beginning of the period			$ (929)	$ (589)	$ (589)	$ (552)	$ (598)
Foreign currency translation adjustment	$ 37	$ 2	(136)	(16)	(308)	(77)	16
Accumulated gain (loss) included in other comprehensive income (loss) at end of the period	(1,050)		(1,050)		(929)	(589)	(552)
Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income Derivatives Qualifying as Hedges, Net of Tax [Roll Forward]
Accumulated loss included in other comprehensive income (loss) at beginning of the period	79	(17)	37	(12)	(12)
Less: Reclassifications into earnings from other comprehensive income (loss), net of tax	0	0	0	0
Foreign currency translation adjustment	(22)	(12)	20	(17)
Accumulated gain (loss) included in other comprehensive income (loss) at end of the period	$ 57	$ (29)	57	(29)	37	(12)
Derivatives designated as hedging instruments | Derivatives in cash flow hedging and net investment hedging relationships
Accumulated Other Comprehensive Income Derivatives Qualifying as Hedges, Net of Tax [Roll Forward]
Accumulated loss included in other comprehensive income (loss) at beginning of the period			$ 37	$ (12)	(12)	(21)	(87)
Less: Reclassifications into earnings from other comprehensive income (loss), net of tax					0	0	72
Total accumulated loss included in other comprehensive income (loss) after reclassifications adjustment					(12)	(21)	(15)
Accumulated gain (loss) included in other comprehensive income (loss) at end of the period					37	(12)	(21)
Derivatives designated as hedging instruments | Derivatives in cash flow hedging and net investment hedging relationships | Foreign currency translation adjustment
Accumulated Other Comprehensive Income Derivatives Qualifying as Hedges, Net of Tax [Roll Forward]
Foreign currency translation adjustment					$ 49	$ 9	$ (6)